INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory	The components of inventories at December 31 were as follows:

	2018	2017 As adjusted
Electronic components	$28,849	$32,753
Finished goods	21,930	20,390
	$50,779	$53,143